ALPS VARIABLE INVESTMENT TRUST

     Morningstar Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)

Morningstar Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)

Morningstar Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)

Morningstar Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)

Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)

ALPS/Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX)

ALPS/Red Rocks Listed Private Equity Portfolio: Class I (N/A) and Class III (AVPEX)

ALPS/Stadion Core ETF Portfolio: Class I (N/A) and Class III (ALSTX)

ALPS/Stadion Tactical Growth Portfolio: Class I (N/A) and Class III (ALSGX)

(the “Portfolios”)

SUPPLEMENT DATED NOVEMBER 28, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2017

(the “SAI”), AS SUPPLEMENTED FROM TIME TO TIME

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees (the “Board”) of ALPS Variable Investment Trust (the “Trust”) recently appointed Jeremey W. Deems to serve in the role of Chairman of the Board. Therefore the disclosure in the SAI is modified as follows:

1.	All references to Thomas A. Carter as Chairman of the Board are hereby deleted.
2.	The first sentence of the second paragraph in the “Management of the Trust – Leadership Structure and Oversight Responsibilities” section is hereby deleted and replaced with the following:
The Board has appointed Mr. Deems, an Independent Trustee, to serve in the role of Chairman.
3.	The last sentence of the second paragraph in the “Management of the Trust – Leadership Structure and Oversight Responsibilities” section is hereby deleted and replaced with the following:
These characteristics include, but are not limited to, the fact that the Chairman of the Board is an Independent Trustee, the Trust’s multiple series of Portfolio shares, each Portfolio’s single portfolio of assets, each Portfolio’s net assets, the services provided by the Trust’s service providers, and the formal and informal functions of the various Independent Trustees both during and between Board meetings.

The Board recently approved changes to the Trustees’ compensation. Therefore, the disclosure on the SAI is modified as follows:

1.	The paragraph immediately preceding the chart in the section “Management of the Trust – Remuneration of Trustees” is hereby deleted and replaced with the following:

Prior to April 1, 2016, each Independent Trustee received an annual retainer of $20,000, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. Effective April 1, 2016, each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500 and a reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. Also effective April 1, 2016, the Chairman of the Audit Committee receives an annual retainer of $3,000. Effective September 11, 2017, the Chairman of the Board receives a retainer of $5,000 for 2017. Also Effective September 11, 2017, the Chairman of the Board receives an annual retainer of $10,000 beginning in 2018. The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended December 31, 2016:

Effective November 16, 2017, Jeremy Held succeeded Thomas A. Carter as President of the Trust.

Therefore the disclosure in the SAI is modified as follows:

1.	All references to Thomas A. Carter as President of the Trust are hereby deleted.
2.	The information in the section “Interested Trustees” under the “Management – Trustees and Officers” section is hereby deleted and replaced with the following:

Number of
Portfolios in
Portfolio
		Position	Term of Office		Complex	Other
Name, Address*,		with the	and Length of	Principal Occupation(s)	Overseen by	Trusteeships
and Age		Trust	Time Served**	During the last 5 years***	Trustee****	Held by Trustee
Thomas A. Carter		Trustee	Since March 10,	Mr. Carter worked for ALPS	32	Mr. Carter is a
(1966)(1)			2009	Fund Services, Inc.		Trustee of ALPS
				(“ALPS”) from 1994 to		ETF Trust (20
				November 2017, and served		funds) and
				as President and Director of		Director of
				ALPS Advisors, Inc.		RiverNorth
				(“AAI”) and ALPS Portfolio		Opportunities
				Solutions Distributor, Inc.,		Fund, Inc. and
				and Director of ALPS and		the Principal Real
				ALPS Holdings, Inc. from		Estate Income
				1994 to November 2017.		Fund.

Number of
Portfolios in
					Portfolio	Other
		Position	Term of Office		Complex	Trusteeships
Name, Address*,		with the	and Length of	Principal Occupation(s)	Overseen by	Held by
and Age		Trust	Time Served**	During the last 5 years***	Trustee****	Trustee
Scott Wentsel		Trustee	Since November	Mr. Wentsel is President of	10	None
(1961	)(1)		30, 2006	Wentsel Wealth
Management, LLC.
Previously he was Chief
Investment Officer,
Americas for Morningstar’s
Investment Management

group from February 2014 to
May 2016. Mr. Wentsel was
Senior Portfolio Manager for
Morningstar Investment
Management LLC, from
April 2005 to February 2014
and Mr. Wentsel was also
Executive Director of Van
Kampen Investments from
April 2000 to April 2005.

* All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

*** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

**** The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management LLC, Red Rocks Capital LLC, or Stadion Money Management LLC, or any affiliate of the foregoing, provides investment advisory services.

(1) Mr. Carter is deemed an “Interested Trustee” by virtue of his prior relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his prior relationship with Morningstar Investment Management LLC.

3.	The following information is hereby added to the section “Officers” under the “Management – Trustees and Officers” section in the Trust’s Statement of Additional Information:

Name,		Term of Office
Address*,	Position with	and Length of	Principal Occupation(s)
and Age	the Trust	Time Served**	During last 5 years***
Jeremy Held	President	Since	Mr. Held is Senior Vice President, Director
		November 2017	of Research of AAI. Mr. Held joined ALPS
in 1996, and because of his position with
ALPS, he is deemed an affiliate of the Trust
as defined under the 1940 Act.

4.	The section “Thomas A. Carter” of the “Management of the Trust-Additional Information About the Trustees’ Qualifications and Experience” section is hereby deleted and replaced with the following:

Thomas A. Carter
Mr. Carter has been an Interested Trustee of the Trust since March 10, 2009. Mr. Carter served as chairman of the Trust from March 10, 2009 to November 2017. From 1994 to November 2017, Mr. Carter was with ALPS Fund Services, Inc., the Portfolios’ administrator, and served as President of ALPS Portfolio Solutions Distributor, Inc., the Portfolios’ principal underwriter, and ALPS Advisors, Inc., the Portfolios’ investment adviser. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder. He was nominated to serve as a Trustee of the Trust based on his business, accounting, financial services and investment management experience.
5.	The final sentence of the section “Investment Adviser and Subadviser – Investment Adviser” section is hereby deleted and replaced with the following:

Jeremy Held is an officer of the Adviser and President of the Trust, Patrick D. Buchanan is an officer of the Adviser and Treasurer of the Trust, Erin D. Nelson is an officer of the Adviser and Chief Compliance Officer of the Trust, Andrea E. Kuchli is an officer of the Adviser and Secretary of the Trust, and Sareena Khwaja-Dixon is an officer of the Adviser and Assistant Secretary of the Trust.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS VARIABLE INVESTMENT TRUST

ALPS/QMA Market Participation Portfolio: Class I (N/A) and Class III (ALQMX)

(the “Portfolio”)

SUPPLEMENT DATED NOVEMBER 28, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2017

(the “SAI”), AS SUPPLEMENTED FROM TIME TO TIME

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees (the “Board”) of ALPS Variable Investment Trust (the “Trust”) recently appointed Jeremey W. Deems to serve in the role of Chairman of the Board. Therefore the disclosure in the SAI is modified as follows:

1.	All references to Thomas A. Carter as Chairman of the Board are hereby deleted.
2.	The first sentence of the second paragraph in the “Management of the Trust – Leadership Structure and Oversight Responsibilities” section is hereby deleted and replaced with the following:
The Board has appointed Mr. Deems, an Independent Trustee, to serve in the role of Chairman.
3.	The last sentence of the second paragraph in the “Management of the Trust – Leadership Structure and Oversight Responsibilities” section is hereby deleted and replaced with the following:
These characteristics include, but are not limited to, the fact that the Chairman of the Board is an Independent Trustee, the Trust’s multiple series of Portfolio shares, each Portfolio’s single portfolio of assets, each Portfolio’s net assets, the services provided by the Trust’s service providers, and the formal and informal functions of the various Independent Trustees both during and between Board meetings.

The Board recently approved changes to the Trustees’ compensation. Therefore, the disclosure on the SAI is modified as follows:

1.	The paragraph immediately preceding the chart in the section “Management of the Trust – Remuneration of Trustees” is hereby deleted and replaced with the following:
Prior to April 1, 2016, each Independent Trustee received an annual retainer of $20,000, a per meeting fee of $3,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings. Effective April 1, 2016, each Independent Trustee receives an annual retainer of $22,500, a per meeting fee of $3,500 and a reimbursement for all reasonable out-of- pocket expenses relating to attendance at meetings. Also effective April 1, 2016, the Chairman of the Audit Committee receives an annual retainer of $3,000. Effective September 11, 2017, the Chairman of the Board receives a retainer of $5,000 for 2017. Also Effective September 11, 2017, the Chairman of the Board receives an annual retainer of $10,000 beginning in 2018. The following chart provides certain information about the Trustee fees paid by the Trust for the fiscal year ended December 31, 2016:

Effective November 16, 2017, Jeremy Held succeeded Thomas A. Carter as President of the Trust.

Therefore the disclosure in the SAI is modified as follows:

1.	All references to Thomas A. Carter as President of the Trust are hereby deleted.
2.	The information in the section “Interested Trustees” under the “Management – Trustees and Officers” section is hereby deleted and replaced with the following:

Number of
Portfolios in
Portfolio
		Position	Term of Office		Complex	Other
Name, Address*,		with the	and Length of	Principal Occupation(s)	Overseen by	Trusteeships
and Age		Trust	Time Served**	During the last 5 years***	Trustee****	Held by Trustee
Thomas A. Carter		Trustee	Since March 10,	Mr. Carter worked for ALPS	32	Mr. Carter is a
(1966)(1)			2009	Fund Services, Inc.		Trustee of ALPS
				(“ALPS”) from 1994 to		ETF Trust (20
				November 2017, and served		funds) and
				as President and Director of		Director of
				ALPS Advisors, Inc.		RiverNorth
				(“AAI”) and ALPS Portfolio		Opportunities
				Solutions Distributor, Inc.,		Fund, Inc. and
				and Director of ALPS and		the Principal Real
				ALPS Holdings, Inc. from		Estate Income
				1994 to November 2017.		Fund.

Number of
Portfolios in
					Portfolio	Other
		Position	Term of Office		Complex	Trusteeships
Name, Address*,		with the	and Length of	Principal Occupation(s)	Overseen by	Held by
and Age		Trust	Time Served**	During the last 5 years***	Trustee****	Trustee
Scott Wentsel		Trustee	Since November	Mr. Wentsel is President of	10	None
(1961	)(1)		30, 2006	Wentsel Wealth
Management, LLC.
Previously he was Chief
Investment Officer,
Americas for Morningstar’s
Investment Management
group from February 2014 to
May 2016. Mr. Wentsel was
Senior Portfolio Manager for
Morningstar Investment
Management LLC, from
April 2005 to February 2014
and Mr. Wentsel was also
Executive Director of Van

Kampen Investments from
April 2000 to April 2005.

* All communications to Trustees may be directed to ALPS Variable Investment Trust c/o 1290 Broadway, Suite 1100, Denver, CO 80203.

** This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased.

*** Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

**** The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc., Morningstar Investment Management LLC, Red Rocks Capital LLC, or Stadion Money Management LLC, or any affiliate of the foregoing, provides investment advisory services.

(1) Mr. Carter is deemed an “Interested Trustee” by virtue of his prior relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Portfolio Solutions Distributor, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his prior relationship with Morningstar Investment Management LLC.

3.	The following information is hereby added to the section “Officers” under the “Management – Trustees and Officers” section in the Trust’s Statement of Additional Information:

Name,		Term of Office
Address*,	Position with	and Length of	Principal Occupation(s)
and Age	the Trust	Time Served**	During last 5 years***
Jeremy Held	President	Since	Mr. Held is Senior Vice President, Director
		November 2017	of Research of AAI. Mr. Held joined ALPS
in 1996, and because of his position with
ALPS, he is deemed an affiliate of the Trust
as defined under the 1940 Act.

4.	The section “Thomas A. Carter” of the “Management of the Trust – Additional Information About the Trustees’ Qualifications and Experience” section is hereby deleted and replaced with the following:
Thomas A. Carter
Mr. Carter has been an Interested Trustee of the Trust since March 10, 2009. Mr. Carter served as chairman of the Trust from March 10, 2009 to November 2017. From 1994 to November 2017, Mr. Carter was with ALPS Fund Services, Inc., the Portfolios’ administrator, and served as President of ALPS Portfolio Solutions Distributor, Inc., the Portfolios’ principal underwriter, and ALPS Advisors, Inc., the Portfolios’ investment adviser. Before joining ALPS, Mr. Carter was with Deloitte & Touche LLP, where he worked with a diverse group of clients, primarily within the financial services industry. Mr. Carter is a Certified Public Accountant and received his Bachelor of Science in Accounting from the University of Colorado at Boulder. He was nominated to serve as a Trustee of the Trust based on his business, accounting, financial services and investment management experience.
5.	The final sentence of the section “Investment Adviser and Subadviser – Investment Adviser” section is hereby deleted and replaced with the following:
Jeremy Held is an officer of the Adviser and President of the Trust, Patrick D. Buchanan is an officer of the Adviser and Treasurer of the Trust, Erin D. Nelson is an officer of the Adviser and Chief Compliance Officer of the Trust, Andrea E. Kuchli is an officer of the Adviser and Secretary of the Trust, and Sareena Khwaja-Dixon is an officer of the Adviser and Assistant Secretary of the Trust.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE